Share Repurchase Program (Common Stock Repurchase Program) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Price paid for common stock repurchased	$ 296
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Shares of common stock repurchased	50,430
Price paid for common stock repurchased	$ 296
Average price per common share	$ 5.88